Derivatives (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Included in other liabilities:
Fair Value	$ (1,181)	$ (1,984)
Cash Flow Hedges [Member]
Included in other liabilities:
Notional Amount	(30,300)	(30,300)
Fair Value	(1,181)	(1,984)
Subordinated Debentures [Member]
Included in other liabilities:
Notional Amount	(5,000)	(5,000)
Subordinated Debentures [Member] | Cash Flow Hedges [Member]
Included in other liabilities:
Notional Amount	(5,000)	(5,000)
Fair Value	(26)	(131)
CDARS Deposits [Member]
Included in other liabilities:
Notional Amount	(10,250)	(10,250)
CDARS Deposits [Member] | Cash Flow Hedges [Member]
Included in other liabilities:
Notional Amount	(10,250)	(10,250)
Fair Value	(192)	(428)
FHLB advances [Member] | Cash Flow Hedges [Member]
Included in other liabilities:
Notional Amount	(15,000)	(15,000)
Fair Value	$ (963)	$ (1,425)